SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	885
Fair value	$ 70,774
Debt	41,040
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	3,986
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	338
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	8,108
Hospitality Property
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	$ 6,323
Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	72
Fair value	$ 22,593
Debt	$ 13,595
Core Office | United States
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	35
Fair value	$ 14,889
Debt	$ 8,286
Core Office | Canada
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	24
Fair value	$ 4,552
Debt	$ 2,079
Core Office | Australia
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	8
Fair value	$ 1,881
Debt	$ 1,273
Core Office | Europe
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3
Fair value	$ 910
Debt	$ 1,883
Core Office | Brazil
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 361
Debt	$ 74
Core Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	62
Fair value	$ 21,530
Debt	$ 10,305
LP Investments - Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	112
Fair value	$ 8,051
Debt	$ 4,928
LP Investments Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	36
Fair value	$ 2,812
Debt	$ 1,565
Logistics
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	1
Fair value	$ 84
Debt	$ 46
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	49
Fair value	$ 2,853
Debt	$ 2,146
Triple Net Lease
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	260
Fair value	$ 4,357
Debt	$ 3,171
Self-storage
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	100
Fair value	$ 991
Debt	$ 676
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	50
Fair value	$ 2,445
Debt	$ 1,567
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	136
Fair value	$ 2,446
Debt	$ 1,218
Mixed-use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	7
Fair value	$ 2,612
Debt	$ 1,823